Cash and Cash Equivalents and Restricted Cash (Tables)	6 Months Ended
Jun. 30, 2021
Cash and Cash Equivalents [Abstract]
Cash and Cash Equivalents and Restricted Cash - Schedule (Table)
	June 30, 2021	December 31, 2020
Cash on hand and at banks	$79,160	$40,594
Restricted cash	5,976	763
Total cash, cash equivalents and restricted cash	$85,136	$41,357